Income and Expenses from Fees and Commissions	12 Months Ended
Dec. 31, 2021
Disclosure of fee and commission income (expense) [text block] [Abstract]
Income and Expenses from Fees and Commissions
31.	Income and Expenses from Fees and Commissions:

The income and expenses for fees and commissions shown in the Consolidated Statement of Comprehensive Income for the years ended December 31, 2019, 2020 and 2021 refer to the following items:

	2019	2020	2021
	MCh$	MCh$	MCh$
Income from fees and commissions
Debit and credit card services	185,878	156,786	183,292
Investments in mutual funds and others	101,046	92,514	108,348
Collections and payments	56,389	64,475	74,273
Portfolio management	47,816	50,272	50,793
Fees for insurance transactions	37,035	33,049	38,057
Use of distribution channel and access to customers	65,243	75,074	30,518
Guarantees and letter of credit	26,101	27,824	30,131
Trading and securities management	21,878	21,226	23,334
Brand use agreement	16,494	19,835	22,616
Financial advisory services	4,393	4,487	4,948
Lines of credit and overdrafts	4,716	4,568	4,396
Other fees earned	22,183	12,036	13,615
Total income from fees and commissions	589,172	562,146	584,321

Expenses from fees and commissions
Credit card transactions	(97,823)	(79,893)	(87,256)
Interbank transactions	(20,133)	(24,843)	(31,368)
Securities transactions	(5,943)	(4,411)	(4,759)
Collections and payments	(6,284)	(4,927)	(4,211)
Sales force	(404)	(244)	(229)
Other fees	(1,283)	(1,860)	(1,470)
Total expenses from fees and commissions	(131,870)	(116,178)	(129,293)